Class N [Member] Average Annual Total Returns - Class N	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.60%	8.67%	11.01%
Morningstar Mid-Cap Growth Category (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.67%	3.69%	10.91%
CLASS N
Prospectus [Line Items]
Average Annual Return, Percent	(1.55%)	4.42%	9.12%
CLASS N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.22%)	2.92%	7.29%
CLASS N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.03%	3.41%	7.11%